Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 30, 2026	Jan. 31, 2025	Feb. 02, 2024	Feb. 03, 2023	Jan. 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ in millions)	Company- Selected Financial Measure: Operating Income (as adjusted) ($ in millions)
	(1)	(2)	(3)	(4)	(5)	(6)		(7)

2025	21,581,889	24,847,325	6,961,873	7,805,046	175.63	164.12	6,654	10,327

2024	20,164,912	26,169,758	5,861,556	7,371,080	167.67	161.20	6,957	10,289

2023	18,162,272	6,164,094	7,057,240	4,548,064	138.95	123.16	7,726	11,494

2022	17,472,005	13,650,690	4,975,514	(2,118,508)	133.91	89.60	6,437	12,660

2021	17,871,716	61,282,315	5,954,773	21,264,668	142.82	105.90	8,442	12,093

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote	Mr. Ellison has served as CEO for all years reported. The amount in this column is “Total” compensation for the CEO as reported in the
Summary Compensation Table for the applicable fiscal year.
The amount reported in this column is the average of “Total” compensation for the Other NEOs, as reported in the Summary Compensation
Table for the applicable fiscal year. The names of the Other NEOs included for these purposes in each applicable year are as follows:

Fiscal Year	Other NEOs

2025	Brandon J. Sink, Joseph M. McFarland III, William P. Boltz and Seemantini Godbole

2024	Brandon J. Sink, Joseph M. McFarland III, William P. Boltz and Seemantini Godbole
2023	Brandon J. Sink, Joseph M. McFarland III, William P. Boltz and Juliette W. Pryor

2022
David M. Denton (who resigned as the Company’s Executive Vice President, Chief Financial Officer,
effective April 30, 2022), Brandon J. Sink (who replaced Mr. Denton as Executive Vice President, Chief
Financial Officer, effective April 30, 2022), Joseph M. McFarland III, William P. Boltz and
Seemantini Godbole

2021	David M. Denton, Joseph M. McFarland III, William P. Boltz and Seemantini Godbole

Peer Group Issuers, Footnote	Peer group TSR reflects the year-end value assuming $100 was invested in the S&P Retail Index at the market closing price on the last trading day of fiscal 2020, consistent with reporting requirements under Item 201(e) of Regulation S-K. For the relevant reporting year cumulative TSR performance reflects the periods as follows: 2025, fiscal years 2021-2025; 2024, fiscal years 2021-2024; 2023, fiscal years
	2021-2023; 2022, fiscal years 2021-2022; 2021, fiscal year 2021.
PEO Total Compensation Amount	$ 21,581,889	$ 20,164,912	$ 18,162,272	$ 17,472,005	$ 17,871,716
PEO Actually Paid Compensation Amount	$ 24,847,325	26,169,758	6,164,094	13,650,690	61,282,315
Adjustment To PEO Compensation, Footnote	Compensation actually paid to the CEO is defined by the SEC to include not only actual take-home pay for the reported year, but also to include changes in the accounting fair value of vested and unvested equity awards. The equity-related values of compensation actually paid do not reflect compensation actually earned, realized or received by the NEOs. Equity award fair values were calculated at the applicable measurement date in accordance with FASB ASC Topic 718, and for outstanding PSU awards, reflect trending performance through fiscal year-end. See Note 11, “Share-Based Payments,” to the Company’s consolidated financial statements in its Annual Report on Form 10-K for the fiscal year ended January 30, 2026 for additional information about the Company’s accounting for share-based compensation arrangements, including the assumptions used in calculating the grant date fair values. A reconciliation between Summary Compensation
Table Total Compensation and Compensation Actually Paid is set forth in the CEO Compensation Actually Paid table below. The reconciliations for prior fiscal years are included in the Pay Versus Performance section of the proxy statements for our 2023, 2024 and
2025 Annual Meeting of Shareholders.

CEO Compensation Actually Paid	2025 ($)

Summary Compensation Table — Total Compensation (a)	21,581,889
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(16,743,362)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	22,512,189
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(499,778)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,241,696)
+ Dividends Paid During Fiscal Year on Unvested Stock Awards	238,083
= CEO Compensation Actually Paid (b)	24,847,325
(a)None of the awards granted during the reported year vested in the year of grant.
	(b)The CEO was not eligible for any pension benefits.
Non-PEO NEO Average Total Compensation Amount	$ 6,961,873	5,861,556	7,057,240	4,975,514	5,954,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,805,046	7,371,080	4,548,064	(2,118,508)	21,264,668
Adjustment to Non-PEO NEO Compensation Footnote	Equity award fair values were calculated at the applicable measurement date in accordance with FASB ASC Topic 718, and, for outstanding
PSU awards, reflect trending performance through fiscal year-end. See Note 11, “Share-Based Payments,” to the Company’s consolidated financial statements in its Annual Report on Form 10-K for the fiscal year ended January 30, 2026 for additional information about the
Company’s accounting for share-based compensation arrangements, including the assumptions used in calculating the grant date fair values. A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid is set forth in the
Other NEO Average Compensation Actually Paid table below. The reconciliations for prior fiscal years are included in the Pay Versus
Performance section of the proxy statements for our 2023, 2024 and 2025 Annual Meeting of Shareholders.

Other NEO Average Compensation Actually Paid	2025 ($)

Summary Compensation Table — Total Compensation	6,961,873

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,111,666)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (a)	6,661,974

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(131,897)

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(655,127)

+ Dividends Paid During Fiscal Year on Unvested Stock Awards	79,889

= Other NEO Compensation Actually Paid (b)	7,805,046
(a)None of the awards granted during the reported year vested in the year of grant.
(b)The Other NEOs were not eligible for any pension benefits.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid (“CAP”) vs. TSR

●	CEO CAP	●	Other NEO Average CAP	●	Company TSR	●	S&P Retail Index TSR

Compensation Actually Paid vs. Net Income

CAP vs. Net Income

●	CEO CAP	●	Other NEO Average CAP	●	Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP vs. Operating Income (as Adjusted)

●	CEO CAP	●	Other NEO Average CAP	●	Operating Income (as adjusted)

Total Shareholder Return Vs Peer Group

Compensation Actually Paid (“CAP”) vs. TSR

●	CEO CAP	●	Other NEO Average CAP	●	Company TSR	●	S&P Retail Index TSR

Tabular List, Table

Most Important Performance Measures
Sales
Operating Income (as adjusted)
Inventory Turnover
Pro Sales Growth
3-year average ROIC
3-year relative TSR vs. S&P 500 companies

Total Shareholder Return Amount	$ 175.63	167.67	138.95	133.91	142.82
Peer Group Total Shareholder Return Amount	164.12	161.20	123.16	89.60	105.90
Net Income (Loss)	$ 6,654,000,000	$ 6,957,000,000	$ 7,726,000,000	$ 6,437,000,000	$ 8,442,000,000
Company Selected Measure Amount	10,327,000,000	10,289,000,000	11,494,000,000	12,660,000,000	12,093,000,000
PEO Name	Mr. Ellison
Additional 402(v) Disclosure	Company TSR reflects the year-end value assuming $100 was invested in Company stock at the market closing price on the last trading day of fiscal 2020, determined consistent with reporting requirements under Item 201(e) of Regulation S-K. Source: Bloomberg Total Return
Analysis. For the relevant reporting year cumulative TSR performance reflects the periods as follows: 2025, fiscal years 2021-2025; 2024,
	fiscal years 2021-2024; 2023, fiscal years 2021-2023; 2022, fiscal years 2021-2022; 2021, fiscal year 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income (as adjusted)
Non-GAAP Measure Description	Operating income for fiscal 2025 was adjusted for purposes of calculating annual incentive awards to adjust for $105 million in unbudgeted acquisition-related costs related to the ADG and FBM acquisitions as described on page 54. Operating income for fiscal 2024, 2023 and
2022 was adjusted for purposes of calculating annual incentive awards to exclude impacts associated with the Company’s sale of its
Canadian retail business. The Compensation Committee did not make any adjustments to GAAP operating income under the annual
	incentive awards for fiscal year 2021.
Measure:: 3
Pay vs Performance Disclosure
Name	Inventory Turnover
Measure:: 4
Pay vs Performance Disclosure
Name	Pro Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	3-year average ROIC
Measure:: 6
Pay vs Performance Disclosure
Name	3-year relative TSR vs. S&P 500 companies
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,743,362)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,512,189
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(499,778)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,241,696)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,083
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,111,666)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,661,974
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,897)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655,127)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 79,889